7. OPERATING LEASE (Details Narrative)- annual (Annual Member, USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Annual Member
Rent Expense		$ 44,652	$ 45,941	$ 3,077
Rent Expense	$ 3,464